Goodwill and Acquired Intangible Assets - Schedule of Finite-Lived intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 20,247	$ 38,745
Accumulated amortization	(14,440)	(17,843)
Net Carrying Value	5,807	20,902
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	16,422	30,335
Accumulated amortization	(12,537)	(14,238)
Net Carrying Value	$ 3,885	$ 16,097
Weighted Average Remaining Life	3 years 8 months 4 days	3 years 8 months 1 day
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,451	$ 5,510
Accumulated amortization	(1,036)	(2,974)
Net Carrying Value	$ 415	$ 2,536
Weighted Average Remaining Life	9 months	1 year 9 months
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2,374	$ 2,900
Accumulated amortization	(867)	(631)
Net Carrying Value	$ 1,507	$ 2,269
Weighted Average Remaining Life	6 years 9 months 3 days	7 years 9 months 21 days